October 29, 2007


Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

   Re:  Van Kampen Focus Portfolios Insured Income Trust, Series 82 and
        Van Kampen Focus Portfolios Insured Income Trust, Intermediate Series 83

        File No. 333-65032    CIK #1025472

Ladies/Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the Post-Effective of the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the Registration Statement was filed electronically with the commission on October 24, 2007.

                                                               Very truly yours,


                                                           Van Kampen Funds Inc.